Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt	Debt
The Company’s debt as of June 30, 2020 and December 31, 2019, consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
2019 Senior Secured Credit Facility:
Revolving credit facility	$50,500	$58,500
Term Loan	234,000	240,000
Delayed Draw Term Loan (DDTL)	122,688	60,000

Total debt	407,188	358,500
Less: Debt issuance costs	(8,198)	(8,808)

Total debt, net of debt issuance costs	398,990	349,692
Less: Current maturities	(18,250)	(15,000)

Total debt, net of current maturities	$380,740	$334,692

2019 Senior Secured Credit Facility
On November 13, 2019, in order to refinance its prior credit facility, for working capital and other general purposes from time to time, the Company entered into a credit agreement (the “Credit Agreement”) as borrower, the Company and its wholly-owned domestic subsidiaries, as a guarantor, the banks, financial institutions and other lending institutions from time to time party thereto, as lenders, the other parties from time to time party thereto and Capital One, National Association, as administrative agent (in such capacity, the “Agent”), collateral agent, issuing bank and swingline lender, providing for a:

•	$100.0 million revolving credit facility, including a letter of credit facility with a $10.0 million sublimit and a swing line facility with a $10.0 million sublimit,

•	$240.0 million initial term loan facility and

•	$125.0 million additional term loan facility.
As a result of the
COVID-19
pandemic and the temporary shutdown of its operations by the IGB, the Company borrowed $65 million on its delayed draw term loan in March 2020 to increase its cash position and help preserve its financial flexibility.
As of June 30, 2020, there remained approximately $49.5 million of availability under the Credit Agreement.
The obligations under the Credit Agreement are guaranteed by the Company and its wholly-owned domestic subsidiaries, subject to certain exceptions (collectively, the “Guarantors”). The obligations under the Credit Agreement are secured by substantially all of assets of the Guarantors, subject to certain exceptions. Certain future-formed or acquired wholly-owned domestic subsidiaries of the Company will also be required to guarantee the Credit Agreement and grant a security interest in substantially all of its assets (subject to certain exceptions) to secure the obligations under the Credit Agreement.
Borrowings under the Credit Agreement bear interest, at the Company’s option, at a rate per annum equal to either (a) the adjusted LIBOR rate (“LIBOR”) (which cannot be less than zero) for interest periods of 1, 2, 3 or 6 months (or if consented to by (i) each applicable Lender, 12 months or any period shorter than 1 month or (ii) the Agent, a shorter period necessary to ensure that the end of the relevant interest period would coincide with any required amortization payment ) plus the applicable LIBOR margin or (b) the alternative base rate (“ABR”) plus the applicable ABR margin. ABR is a fluctuating rate per annum equal to the highest of (i) the Federal Funds Effective Rate plus 1/2 of 1.0%, (ii) the prime rate announced from time to time by Capital One, National Association and (iii) LIBOR for a
1-month
Interest Period on such day plus 1.0%. The Credit Agreement also includes provisions for determining a replacement rate when LIBOR is no longer available. As of June 30, 2020, the weighted-average interest rate was approximately 3.3%.
Interest is payable quarterly in arrears for ABR loans, at the end of the applicable interest period for LIBOR loans (but not less frequently than quarterly) and upon the prepayment or maturity of the underlying loans. The Company is required to pay a commitment fee quarterly in arrears in respect of unused commitments under the revolving credit facility and the additional term loan facility. Additionally, the Company is required to pay an upfront fee with respect to any funded additional term loans.
The applicable LIBOR and ABR margins and the commitment fee rate are calculated based upon the first lien net leverage ratio of the Company and its restricted subsidiaries on a consolidated basis, as defined in the Credit Agreement. Until the delivery of the initial financial statements under the Credit Agreement, the revolving loans and term loans bear interest, at the option of the Company, at either (a) ABR plus a margin of 1.25% or (b) LIBOR plus a margin of 2.25%.
The additional term loan facility is available for borrowings until November 13, 2020. Each of the revolving loans and the term loans mature on November 13, 2024.
The term loans and, once drawn, the additional term loans will amortize at an annual rate equal to approximately 5.00% per annum. Upon the consummation of certain non-ordinary
course asset sales, the Company may be required to apply the net cash proceeds thereof to prepay outstanding term loans and additional term loans. The loans under the Credit Agreement may be prepaid without premium or penalty, subject to customary LIBOR “breakage” costs.
The Credit Agreement contains certain customary affirmative and negative covenants and events of default, and requires the Company and certain of its affiliates obligated under the Credit Agreement to make customary representations and warranties in connection with credit extensions thereunder.
In addition, the Credit Agreement requires the Company to maintain (a) a ratio of consolidated first lien net debt to consolidated EBITDA no greater than 4.50 to 1.00 and (b) a ratio of consolidated EBITDA to consolidated fixed charges no less than 1.20 to 1.00, in each case, tested as of the last day of each full fiscal quarter ending after the Closing Date and determined on the basis of the four most recently ended fiscal quarters of the Company for which financial statements have been delivered pursuant to the Credit Agreement, subject to customary “equity cure” rights.
If an event of default (as such term is defined in the Credit Agreement) occurs, the lenders would be entitled to take various actions, including the acceleration of amounts due under the Credit Agreement, termination of the lenders’ commitments thereunder, foreclosure on collateral, and all other remedial actions available to a secured creditor. The failure to pay certain amounts owing under the Credit Agreement may result in an increase in the interest rate applicable thereto.
The Company was in compliance with all debt covenants as of June 30, 2020. Given the Company’s assumptions about the future impact of
COVID-19
on the gaming industry, which could be materially different due to the inherent uncertainties of future restrictions on the industry, the Company expects to remain in compliance with all debt covenants for the next 12 months. However, given the uncertainty of
COVID-19
and the resulting potential impact to the gaming industry and our future assumptions, as well as to provide additional financial flexibility, the Company and the other parties thereto amended the Credit Agreement on August 4, 2020 to provide a waiver of financial covenant breach for the periods ended September 30, 2020 through March 31, 2021 of the First Lien Net Leverage Ratio and Fixed Charge Coverage Ratio (each as defined under the Credit Agreement).
Prior Credit Facility
The Company’s Prior Credit Facility was a senior secured first lien credit facility, as amended, that consisted of a $125.0 million term loan, a contract draw loan facility of $170.0 million and a revolving credit facility of $85.0 million. The Company’s prior credit facility was with a syndicated group of banks with CIBC Bank USA, as administrative agent for the lenders. Included in the revolving credit facility and contract draw loan were swing line sub-facilities
of $5.0 million each.
The Prior Credit Facility was paid off with the proceeds from the 2019 Senior Secured Credit Facility.
Debt
The Company’s debt as of December 31, consisted of the following (in thousands):

	2019	2018
New Credit Facility:
Revolving credit facility	$58,500	$—
Term Loan	240,000	—
Delayed Draw Term Loan (DDTL)	60,000	—
Prior Credit Facility:
Line of credit	—	50,000
Contract draw loan	—	67,000
Term loans	—	115,625

Total debt	358,500	232,625
Less: Debt issuance costs	(8,808)	(1,230)

Total debt, net of debt issuance costs	349,692	231,395
Less: Current maturities	(15,000)	(62,500)

Total debt, net of current maturities	$334,692	$168,895

New Senior Secured Credit Facility
On November 13, 2019, in order to refinance its prior credit facility, for working capital and other general purposes from time to time, the Company entered into a credit agreement (the “Credit Agreement”) as borrower, the Company and its wholly-owned domestic subsidiaries, as a guarantor, the banks, financial institutions and other lending institutions from time to time party thereto, as lenders, the other parties from time to time party thereto and Capital One, National Association, as administrative agent (in such capacity, the “Agent”), collateral agent, issuing bank and swingline lender, providing for a:

•	$100.0 million revolving credit facility, including a letter of credit facility with a $10.0 million sublimit and a swing line facility with a $10.0 million sublimit,

•	$240.0 million initial term loan facility and

•	$125.0 million additional term loan facility.
As of December 31, 2019, there remained approximately $106.5 million of availability under the Credit Agreement.
The obligations under the Credit Agreement are guaranteed by the Company and its wholly-owned domestic subsidiaries, subject to certain exceptions (collectively, the “Guarantors”). The obligations under the Credit Agreement are secured by substantially all of assets of the Guarantors, subject to certain exceptions. Certain future-formed or acquired wholly owned domestic subsidiaries of the Company will also be required to guarantee the Credit Agreement and grant a security interest in substantially all of its assets (subject to certain exceptions) to secure the obligations under the Credit Agreement.
Borrowings under the Credit Agreement bear interest, at the Company’s option, at a rate per annum equal to either (a) the adjusted LIBOR rate (“LIBOR”) (which cannot be less than zero) for interest periods of 1, 2, 3 or 6 months (or if consented to by (i) each applicable Lender, 12 months or any period shorter than 1 month or (ii) the Agent, a shorter period necessary to ensure that the end of the relevant interest period would coincide with any required amortization payment ) plus the applicable LIBOR margin or (b) the alternative base rate (“ABR”) plus the applicable ABR margin. ABR is a fluctuating rate per annum equal to the highest of (i) the Federal Funds Effective Rate plus 1/2 of 1.0%, (ii) the prime rate announced from time to time by Capital One, National Association and (iii) LIBOR for a
1-month
Interest Period on such day plus 1.0%. The Credit Agreement also includes provisions for determining a replacement rate when LIBOR is no longer available. As of December 31, 2019, the weighted-average interest rate was approximately 4.45%.
Interest is payable quarterly in arrears for ABR loans, at the end of the applicable interest period for LIBOR loans (but not less frequently than quarterly) and upon the prepayment or maturity of the underlying loans. The Company is required to pay a commitment fee quarterly in arrears in respect of unused commitments under the revolving credit facility and the additional term loan facility. Additionally, the Company is required to pay an upfront fee with respect to any funded additional term loans.
The applicable LIBOR and ABR margins and the commitment fee rate are calculated based upon the first lien net leverage ratio of the Company and its restricted subsidiaries on a consolidated basis, as defined in the Credit Agreement. Until the delivery of the initial financial statements under the Credit Agreement, the revolving loans and term loans bear interest, at the option of the Company, at either (a) ABR plus a margin of 1.25% or (b) LIBOR plus a margin of 2.25%.
The additional term loan facility is available for borrowings until November 13, 2020. Each of the revolving loans and the term loans mature on November 13, 2024.
The term loans and, once drawn, the additional term loans will amortize at an annual rate equal to approximately 5.00% per annum. Upon the consummation of certain non-ordinary
course asset sales, the Company may be required to apply the net cash proceeds thereof to prepay outstanding term loans and additional term loans. The loans under the Credit Agreement may be prepaid without premium or penalty, subject to customary LIBOR “breakage” costs.
The Credit Agreement contains certain customary affirmative and negative covenants and events of default, and requires the Company and certain of its affiliates obligated under the Credit Agreement to make customary representations and warranties in connection with credit extensions thereunder.
In addition, the Credit Agreement requires the Company to maintain (a) a ratio of consolidated first lien net debt to consolidated EBITDA no greater than 4.50 to 1.00 and (b) a ratio of consolidated EBITDA to consolidated fixed charges no less than 1.20 to 1.00, in each case, tested as of the last day of each full fiscal quarter ending after the Closing Date and determined on the basis of the four most recently ended fiscal quarters of the Company for which financial statements have been delivered pursuant to the Credit Agreement, subject to customary “equity cure” rights.
If an event of default (as such term is defined in the Credit Agreement) occurs, the lenders would be entitled to take various actions, including the acceleration of amounts due under the Credit Agreement, termination of the lenders’ commitments thereunder, foreclosure on collateral, and all other remedial actions available to a secured creditor. The failure to pay certain amounts owing under the Credit Agreement may result in an increase in the interest rate applicable thereto.
The Company was in compliance with all debt covenants as of December 31, 2019.
The Company incurred $8.8 million of debt issuance costs related to the New Senior Secured Credit Facility, which will be amortized over the life of the Facility.
Prior Credit Facility
On December 8, 2015, the Company entered into an Amended and Restated Loan and Security Agreement with a syndicated group of banks. Under this agreement term loan availability was a $50,000,000, contract draw loan availability was $40,000,000, and revolving line of credit availability was $35,000,000. Interest applicable on the term loan, contract draw loan, and revolving line of credit was payable on unpaid balance at the variable per annum LIBOR plus an applicable margin, as defined, ranging from 2.00% to 3.25% depending on the ratio of the Company’s Secured Debt to EBITDA, as defined. On November 15, 2016, the Company entered into a Second Amended and Restated Loan and Security Agreement (“Second Amendment”) with most of the same syndicated group of banks which provided for a total loan facility of $210,000,000 and includes term loan availability, contract draw availability, and line of credit availability. On April 10, 2018, the Company entered into a Third Amended and Restated Loan and Security Agreement (“Third Amendment”) with most of the same syndicated group of banks in prior loan agreements, and increased the loan facility from $210,000,000 to $300,000,000. The Third Amendment extended the agreement maturity date from November 2021 to April 2023.
Under the Second Amendment, interest applicable on all facilities was payable monthly on unpaid balances at the variable per annum LIBOR rate plus an applicable margin, as defined, ranging from 1.95% to 3.00% depending on the ratio of the Company’s Secured Debt to EBITDA, as defined. An unused line fee of 0.30% was payable monthly on the difference between the total availability and the average daily balance of the revolving line of credit and the contract loan draw outstanding.
Under the Third Amendment, interest on all credit facilities was payable monthly on unpaid balances at the variable per annum LIBOR rate (2.51% at December 31, 2018) plus an applicable margin, as defined, ranging from 1.70% to 2.50% depending on the ratio of the Company’s Secured Debt to EBITDA, as defined. As of December 31, 2018, the average interest rate was approximately 4.60%. An unused line fee of 0.25% was payable monthly on the difference between the total availability and the average daily balance of the line of credit and the contract draw loan outstanding.
The Third Amendment increased the term loan availability from $90,000,000 to $125,000,000 and required quarterly principal payments of $3,125,000 through March 31, 2020, $3,906,250 through March 31, 2022, $4,687,500 through March 31, 2023, and the remaining balance due upon maturity in April 2023.
The Third Amendment increased the contract draw availability from $65,000,000 to $90,000,000 and changed from a borrowing draw loan to a revolving facility whereby the Company could borrow and repay throughout the term of the agreement with no required loan repayments until maturity in April 2023.
The Third Amendment increased the maximum line of credit borrowings from $55,000,000 to $85,000,000 subject to a borrowing base which was defined as the sum of 90% of the Company’s vault cash outstanding, as defined; less payables owed to establishment owners, the State of Illinois and the Illinois Gaming Board. Payments could be made on demand at the Company’s election, and were only required if the balance exceeds the lesser of the total line of credit commitment of $85,000,000 or the revolving loan availability.
Additionally, the Company had the ability to utilize letters of credit.
The credit facilities were collateralized by substantially all assets of the Company and included defined financial covenants related to leverage, fixed charge and minimum EBITDA.
The Prior Credit Facility was paid off with the proceeds from the New Senior Secured Credit Facility. In connection with the extinguishment of the Prior Credit Facility, the Company recorded a loss from debt extinguishment of $1.1 million.
The principal maturities of long-term debt as of December 31, 2019 are as follows (in thousands):

Year ending December 31:
2020	$15,000
2021	15,000
2022	15,000
2023	15,000
2024	298,500

Total debt	$358,500

The estimated fair value of the Company’s debt at December 31, 2019 approximated its carrying value as the debt facilities as of such date bore interest based on prevailing variable market rates and as such were categorized as a Level 2 in the fair value hierarchy as defined in Note 11.
The fair value of the Company’s debt at December 31, 2018 was estimated based on observable inputs such as the change in yield on comparable indices and unobservable inputs such as the enterprise value. The inputs used to determine the fair value were classified as Level 2 and Level 3 in the fair value hierarchy.
The carrying value and estimated fair value of our debt at December 31, was as follows (in thousands):

	2019	2018
Carrying value	$349,692	$231,395
Estimated Fair value	349,692	229,763